Schedule of Investments (unaudited) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
BWX Technologies Inc.	66,814	$4,027,548
Curtiss-Wright Corp.	81,183	9,445,642
HEICO Corp.	17,137	2,268,939
HEICO Corp., Class A	29,846	3,493,773
Hexcel Corp.	163,126	7,909,980
Howmet Aerospace Inc.	772,231	22,039,473
Huntington Ingalls Industries Inc.	70,088	11,948,602
Mercury Systems Inc.(a)(b)	19,883	1,750,897
Spirit AeroSystems Holdings Inc., Class A(b)	205,125	8,018,336
Teledyne Technologies Inc.(a)	71,045	27,848,219
Textron Inc.(b)	445,789	21,544,982
TransDigm Group Inc.(a)	79,441	49,162,063
Virgin Galactic Holdings Inc.(a)(b)	16,527	392,185

		169,850,639

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	218,496	20,510,220
Expeditors International of Washington Inc.	128,313	12,203,849
XPO Logistics Inc.(a)(b)	168,930	20,136,456

		52,850,525

Airlines — 1.5%
Alaska Air Group Inc.	234,718	12,205,336
American Airlines Group Inc.(b)	1,059,826	16,713,456
Copa Holdings SA, Class A, NVS	61,345	4,737,674
Delta Air Lines Inc.	1,247,310	50,154,335
JetBlue Airways Corp.(a)	606,252	8,814,904
Southwest Airlines Co.	1,152,435	53,714,996
United Airlines Holdings Inc.(a)	565,365	24,452,036

		170,792,737

Auto Components — 1.0%
Aptiv PLC	523,903	68,259,322
BorgWarner Inc.	418,094	16,155,152
Gentex Corp.	479,494	16,269,232
Lear Corp.	117,176	18,634,499

		119,318,205

Automobiles — 0.7%
Ford Motor Co.	7,630,587	67,072,859
Harley-Davidson Inc.	299,284	10,983,723
Thor Industries Inc.	103,512	9,625,581

		87,682,163

Banks — 4.4%
Associated Banc-Corp.	296,586	5,056,791
Bank of Hawaii Corp.	77,129	5,909,624
Bank OZK	238,929	7,471,310
BOK Financial Corp.	61,381	4,203,371
Citizens Financial Group Inc.	828,887	29,640,999
Comerica Inc.	272,316	15,211,572
Commerce Bancshares Inc.	206,653	13,577,102
Cullen/Frost Bankers Inc.	109,566	9,557,442
East West Bancorp. Inc.	275,881	13,989,925
Fifth Third Bancorp.	1,392,169	38,382,099
First Citizens BancShares Inc./NC, Class A	12,258	7,039,402
First Hawaiian Inc.	253,589	5,979,629
First Horizon Corp.	1,065,907	13,600,973
First Republic Bank/CA	336,671	49,467,070
FNB Corp.	630,954	5,994,063
Huntington Bancshares Inc./OH	1,979,294	24,998,483
KeyCorp.	1,901,161	31,198,052

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	250,656	$31,908,509
PacWest Bancorp.	228,354	5,800,192
People’s United Financial Inc.	827,636	10,701,333
Pinnacle Financial Partners Inc.	144,535	9,308,054
Popular Inc.	162,916	9,175,429
Prosperity Bancshares Inc.	174,691	12,116,568
Regions Financial Corp.	1,868,363	30,118,012
Signature Bank/New York NY	101,803	13,772,928
Sterling Bancorp./DE	378,241	6,800,773
SVB Financial Group(a)	100,584	39,009,493
Synovus Financial Corp.	286,144	9,262,481
TCF Financial Corp.	295,226	10,929,267
Umpqua Holdings Corp.	430,439	6,516,846
Webster Financial Corp.	175,172	7,383,500
Western Alliance Bancorp.	191,206	11,462,800
Wintrust Financial Corp.	111,714	6,824,608
Zions Bancorp NA	315,986	13,726,432

		516,095,132

Beverages — 0.2%
Brown-Forman Corp., Class A	13,087	961,502
Brown-Forman Corp., Class B, NVS	52,308	4,154,824
Molson Coors Beverage Co., Class B	346,753	15,669,768

		20,786,094

Biotechnology — 1.0%
Acceleron Pharma Inc.(a)	5,267	673,860
Agios Pharmaceuticals Inc.(a)(b)	108,651	4,707,848
Alexion Pharmaceuticals Inc.(a)	350,869	54,819,773
Alkermes PLC(a)	308,828	6,161,119
BioMarin Pharmaceutical Inc.(a)	32,859	2,881,406
Bluebird Bio Inc.(a)(b)	68,367	2,958,240
Exact Sciences Corp.(a)(b)	38,105	5,048,531
Exelixis Inc.(a)	378,760	7,601,713
Ionis Pharmaceuticals Inc.(a)	129,859	7,342,228
Sage Therapeutics Inc.(a)	92,741	8,023,024
United Therapeutics Corp.(a)	84,922	12,890,310

		113,108,052

Building Products — 2.5%
A O Smith Corp.	258,867	14,191,089
Allegion PLC	63,120	7,345,906
Armstrong World Industries Inc.	58,759	4,371,082
AZEK Co. Inc. (The)(a)	116,268	4,470,505
Carrier Global Corp.	1,088,270	41,049,544
Fortune Brands Home & Security Inc.	269,052	23,063,137
Johnson Controls International PLC	1,422,838	66,290,022
Lennox International Inc.	67,519	18,498,180
Masco Corp.	512,807	28,168,489
Owens Corning	208,587	15,802,551
Trane Technologies PLC	467,379	67,844,736

		291,095,241

Capital Markets — 3.5%
Affiliated Managers Group Inc.(b)	87,731	8,922,243
Ameriprise Financial Inc.	230,024	44,700,564
Apollo Global Management Inc.	168,289	8,242,795
Carlyle Group Inc. (The)	206,468	6,491,354
Cboe Global Markets Inc.	164,284	15,298,126
Eaton Vance Corp., NVS	216,715	14,721,450
Evercore Inc., Class A	77,267	8,471,554
Franklin Resources Inc.	530,211	13,249,973
Interactive Brokers Group Inc., Class A	141,337	8,610,250

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Invesco Ltd.	737,887	$12,861,371
KKR & Co. Inc.	1,059,377	42,894,175
Lazard Ltd., Class A	197,414	8,350,612
LPL Financial Holdings Inc.	141,536	14,750,882
Morningstar Inc.	6,804	1,575,602
Nasdaq Inc.	223,380	29,651,461
Northern Trust Corp.	375,309	34,956,280
Raymond James Financial Inc.	240,227	22,982,517
SEI Investments Co.	219,643	12,622,883
State Street Corp.	688,194	50,086,760
T Rowe Price Group Inc.	329,088	49,820,632
Tradeweb Markets Inc., Class A(b)	24,096	1,504,795
Virtu Financial Inc., Class A	13,107	329,903

		411,096,182

Chemicals — 3.5%
Albemarle Corp.	205,376	30,297,068
Ashland Global Holdings Inc.	108,233	8,572,054
Axalta Coating Systems Ltd.(a)	412,177	11,767,653
Cabot Corp.	108,974	4,890,753
Celanese Corp.	227,019	29,498,849
CF Industries Holdings Inc.	417,134	16,147,257
Chemours Co. (The)	319,578	7,922,339
Corteva Inc.	1,467,442	56,819,354
Eastman Chemical Co.	263,693	26,443,134
Element Solutions Inc.	424,654	7,529,115
FMC Corp.	203,575	23,396,875
Huntsman Corp.	391,896	9,852,266
International Flavors & Fragrances Inc.	208,669	22,711,534
LyondellBasell Industries NV, Class A	501,342	45,953,008
Mosaic Co. (The)	675,333	15,539,412
NewMarket Corp.	2,299	915,669
Olin Corp.	279,000	6,852,240
PPG Industries Inc.	461,614	66,573,971
RPM International Inc.	41,031	3,724,794
Scotts Miracle-Gro Co. (The)	4,997	995,103
Valvoline Inc.	362,596	8,390,471
Westlake Chemical Corp.	66,354	5,414,486
WR Grace & Co.	70,615	3,871,114

		414,078,519

Commercial Services & Supplies — 0.8%
ADT Inc.	302,895	2,377,726
Cintas Corp.	19,707	6,965,636
Clean Harbors Inc.(a)	100,682	7,661,900
IAA Inc.(a)	200,217	13,010,101
MSA Safety Inc.	55,390	8,274,712
Republic Services Inc.	409,220	39,407,886
Rollins Inc.	54,403	2,125,525
Stericycle Inc.(a)(b)	178,763	12,393,639

		92,217,125

Communications Equipment — 1.1%
Arista Networks Inc.(a)	20,470	5,947,968
Ciena Corp.(a)(b)	297,842	15,740,950
CommScope Holding Co. Inc.(a)(b)	354,682	4,752,739
EchoStar Corp., Class A(a)	94,074	1,993,428
F5 Networks Inc.(a)	119,215	20,974,687
Juniper Networks Inc.	643,332	14,481,404
Lumentum Holdings Inc.(a)	130,734	12,393,583
Motorola Solutions Inc.	297,653	50,618,869
Ubiquiti Inc.	3,118	868,394

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	112,934	$3,687,295

		131,459,317

Construction & Engineering — 0.5%
AECOM(a)	298,668	14,867,693
Jacobs Engineering Group Inc.	245,075	26,703,372
Quanta Services Inc.	213,547	15,379,655
Valmont Industries Inc.	40,991	7,170,556

		64,121,276

Construction Materials — 0.7%
Eagle Materials Inc.	80,765	8,185,533
Martin Marietta Materials Inc.	121,401	34,474,242
Vulcan Materials Co.	257,630	38,209,105

		80,868,880

Consumer Finance — 1.2%
Ally Financial Inc.	732,136	26,107,970
Credit Acceptance Corp.(a)(b)	17,869	6,185,176
Discover Financial Services	597,235	54,067,684
LendingTree Inc.(a)(b)	802	219,580
OneMain Holdings Inc.	127,132	6,122,677
Santander Consumer USA Holdings Inc.	137,549	3,028,829
SLM Corp.	563,182	6,977,825
Synchrony Financial	1,135,969	39,429,484

		142,139,225

Containers & Packaging — 1.9%
Amcor PLC	2,611,191	30,733,718
AptarGroup Inc.	125,667	17,202,556
Ardagh Group SA	34,331	590,836
Avery Dennison Corp.	95,570	14,823,863
Ball Corp.	39,986	3,725,895
Berry Global Group Inc.(a)	171,527	9,638,102
Crown Holdings Inc.(a)	227,578	22,803,316
Graphic Packaging Holding Co.	410,591	6,955,411
International Paper Co.	768,501	38,209,870
Packaging Corp. of America	183,556	25,314,208
Sealed Air Corp.	303,545	13,899,325
Silgan Holdings Inc.	153,871	5,705,537
Sonoco Products Co.	196,007	11,613,415
Westrock Co.	502,422	21,870,430

		223,086,482

Distributors — 0.4%
Genuine Parts Co.	275,228	27,641,148
LKQ Corp.(a)	593,118	20,901,478

		48,542,626

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)	35,986	6,225,218
frontdoor Inc.(a)	139,357	6,997,115
Graham Holdings Co., Class B	7,603	4,055,288
Grand Canyon Education Inc.(a)	91,258	8,497,032
H&R Block Inc.	112,152	1,778,731
Service Corp. International	328,601	16,134,309
Terminix Global Holdings Inc.(a)	258,842	13,203,531

		56,891,224

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	782,057	20,012,839
Jefferies Financial Group Inc.	419,741	10,325,628
Voya Financial Inc.	245,480	14,436,679

		44,775,146

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.2%
CenturyLink Inc.	2,137,870	$20,844,232

Electric Utilities — 3.7%
Alliant Energy Corp.	488,196	25,156,740
Avangrid Inc.	110,899	5,040,360
Edison International	699,316	43,931,031
Entergy Corp.	391,619	39,099,241
Evergy Inc.	441,901	24,529,924
Eversource Energy	669,472	57,916,023
FirstEnergy Corp.	1,056,657	32,344,271
Hawaiian Electric Industries Inc.	209,368	7,409,534
IDACORP Inc.	98,549	9,463,660
NRG Energy Inc.	310,855	11,672,605
OGE Energy Corp.	391,092	12,460,191
PG&E Corp.(a)	2,580,841	32,157,279
Pinnacle West Capital Corp.	219,622	17,558,779
PPL Corp.	1,502,369	42,366,806
Xcel Energy Inc.	1,028,433	68,565,628

		429,672,072

Electrical Equipment — 1.3%
Acuity Brands Inc.	72,329	8,758,319
AMETEK Inc.	448,115	54,195,028
Array Technologies Inc.(a)(b)	98,381	4,244,156
Generac Holdings Inc.(a)	10,539	2,396,674
GrafTech International Ltd.	124,206	1,324,036
Hubbell Inc.	105,610	16,558,592
nVent Electric PLC	304,024	7,080,719
Regal Beloit Corp.	79,214	9,728,271
Rockwell Automation Inc.	116,409	29,196,541
Sensata Technologies Holding PLC(a)	301,340	15,892,672

		149,375,008

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	231,848	30,318,763
Arrow Electronics Inc.(a)	145,911	14,197,140
Avnet Inc.	191,822	6,734,870
Coherent Inc.(a)(b)	8,234	1,235,265
Corning Inc.	1,461,859	52,626,924
Dolby Laboratories Inc., Class A	108,757	10,563,567
FLIR Systems Inc.	255,260	11,188,046
IPG Photonics Corp.(a)(b)	64,878	14,519,048
Jabil Inc.	233,017	9,910,213
Keysight Technologies Inc.(a)	243,056	32,105,267
Littelfuse Inc.	46,076	11,733,714
National Instruments Corp.	252,170	11,080,350
SYNNEX Corp.	81,245	6,616,593
Trimble Inc.(a)	488,079	32,589,035
Vontier Corp.(a)	233,574	7,801,371
Zebra Technologies Corp., Class A(a)	8,817	3,388,638

		256,608,804

Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,276,004	26,604,683
Halliburton Co.	1,715,333	32,419,794
Helmerich & Payne Inc.	204,459	4,735,270
NOV Inc.	759,320	10,425,464

		74,185,211

Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class A(a)	48,940	1,859,231
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	387,177	16,493,740

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class A(a)(b)	120,879	$1,374,394
Lions Gate Entertainment Corp., Class B, NVS(a)	224,056	2,325,701
Madison Square Garden Entertainment Corp.(a)(b)	36,416	3,825,137
Madison Square Garden Sports Corp.(a)	36,704	6,757,206
Take-Two Interactive Software Inc.(a)	16,497	3,427,912
Zynga Inc., Class A(a)(b)	307,312	3,033,169

		39,096,490

Equity Real Estate Investment Trusts (REITs) — 9.5%
Alexandria Real Estate Equities Inc.	261,025	46,519,875
American Campus Communities Inc.	267,852	11,456,030
American Homes 4 Rent, Class A	531,605	15,948,150
Americold Realty Trust	360,070	13,441,413
Apartment Income REIT Corp.(a)	287,616	11,047,331
Apartment Investment and Management Co., Class A	287,616	1,518,612
Apple Hospitality REIT Inc.	410,200	5,295,682
AvalonBay Communities Inc.	275,077	44,130,603
Boston Properties Inc.	304,158	28,752,056
Brandywine Realty Trust	329,725	3,927,025
Brixmor Property Group Inc.	579,708	9,594,167
Brookfield Property REIT Inc., Class A	14,505	216,705
Camden Property Trust	184,656	18,450,828
CoreSite Realty Corp.	25,618	3,209,423
Corporate Office Properties Trust	219,639	5,728,185
Cousins Properties Inc.	289,618	9,702,203
CubeSmart	376,182	12,643,477
CyrusOne Inc.	234,204	17,132,023
Douglas Emmett Inc.	325,565	9,499,987
Duke Realty Corp.	719,100	28,742,427
Empire State Realty Trust Inc., Class A	286,180	2,667,198
EPR Properties	145,343	4,723,648
Equity Commonwealth	228,393	6,230,561
Equity LifeStyle Properties Inc.	199,882	12,664,524
Equity Residential	718,322	42,582,128
Essex Property Trust Inc.	127,475	30,265,115
Extra Space Storage Inc.	73,066	8,465,427
Federal Realty Investment Trust	146,990	12,511,789
First Industrial Realty Trust Inc.	246,998	10,406,026
Gaming and Leisure Properties Inc.	427,626	18,131,342
Healthcare Trust of America Inc., Class A(b)	425,333	11,713,671
Healthpeak Properties Inc.	1,053,193	31,838,024
Highwoods Properties Inc.	201,268	7,976,251
Host Hotels & Resorts Inc.	1,368,104	20,015,362
Hudson Pacific Properties Inc.	293,908	7,059,670
Invitation Homes Inc.	1,093,622	32,480,573
Iron Mountain Inc.	231,710	6,830,811
JBG SMITH Properties	238,355	7,453,361
Kilroy Realty Corp.	224,415	12,881,421
Kimco Realty Corp.	808,283	12,132,328
Lamar Advertising Co., Class A	168,205	13,998,020
Life Storage Inc.	94,134	11,238,658
Medical Properties Trust Inc.	1,036,111	22,576,859
Mid-America Apartment Communities Inc.	222,628	28,204,741
National Retail Properties Inc.	334,529	13,688,927
Omega Healthcare Investors Inc.	439,609	15,966,599
Outfront Media Inc.	278,463	5,446,736
Paramount Group Inc.	370,233	3,346,906
Park Hotels & Resorts Inc.	455,987	7,820,177
Rayonier Inc.	258,992	7,609,185
Realty Income Corp.	685,325	42,606,655
Regency Centers Corp.	329,161	15,006,450

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty Inc.	242,486	$11,908,487
Simon Property Group Inc.	135,555	11,560,130
SL Green Realty Corp.	143,357	8,541,210
Spirit Realty Capital Inc.	211,773	8,506,921
STORE Capital Corp.	470,354	15,982,629
Sun Communities Inc.	206,195	31,331,330
UDR Inc.	574,105	22,062,855
Ventas Inc.	727,491	35,676,159
VEREIT Inc.	428,780	16,203,596
VICI Properties Inc.	1,041,396	26,555,598
Vornado Realty Trust	342,745	12,798,098
Weingarten Realty Investors	237,326	5,142,854
Welltower Inc.	817,673	52,838,029
Weyerhaeuser Co.	1,456,302	48,829,806
WP Carey Inc.	339,241	23,943,630

		1,115,376,677

Food & Staples Retailing — 0.7%
Albertsons Companies Inc., Class A(a)(b)	56,495	993,182
Casey’s General Stores Inc.	71,714	12,809,555
Grocery Outlet Holding Corp.(a)	63,464	2,490,962
Kroger Co. (The)	1,508,518	47,910,532
Sprouts Farmers Market Inc.(a)	36,210	727,821
U.S. Foods Holding Corp.(a)	429,927	14,320,868

		79,252,920

Food Products — 2.7%
Archer-Daniels-Midland Co.	1,080,129	54,449,303
Beyond Meat Inc.(a)(b)	20,390	2,548,750
Bunge Ltd.	265,881	17,436,476
Campbell Soup Co.	190,942	9,232,046
Conagra Brands Inc.	950,283	34,457,262
Flowers Foods Inc.	381,389	8,630,833
Hain Celestial Group Inc. (The)(a)	165,330	6,637,999
Hershey Co. (The)	65,864	10,033,063
Hormel Foods Corp.	544,446	25,376,628
Ingredion Inc.	131,357	10,333,855
JM Smucker Co. (The)	215,514	24,913,418
Kellogg Co.	323,885	20,155,364
Lamb Weston Holdings Inc.	219,697	17,298,942
McCormick & Co. Inc./MD, NVS	213,704	20,430,102
Pilgrim’s Pride Corp.(a)	70,360	1,379,760
Post Holdings Inc.(a)	124,755	12,601,503
Seaboard Corp.	507	1,536,717
TreeHouse Foods Inc.(a)(b)	107,043	4,548,257
Tyson Foods Inc., Class A	562,076	36,220,177

		318,220,455

Gas Utilities — 0.4%
Atmos Energy Corp.	243,101	23,199,128
National Fuel Gas Co.	170,658	7,019,164
UGI Corp.	405,720	14,183,971

		44,402,263

Health Care Equipment & Supplies — 2.1%
Cooper Companies Inc. (The)	83,772	30,436,043
DENTSPLY SIRONA Inc.	428,047	22,412,541
Envista Holdings Corp.(a)(b)	312,251	10,532,226
Globus Medical Inc., Class A(a)	148,693	9,697,757
Haemonetics Corp.(a)	6,516	773,775
Hill-Rom Holdings Inc.	115,171	11,283,303
Hologic Inc.(a)	151,573	11,039,062
ICU Medical Inc.(a)	27,876	5,979,123

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(a)(b)	139,624	$9,064,390
STERIS PLC	155,795	29,529,384
Tandem Diabetes Care Inc.(a)	12,482	1,194,278
Teleflex Inc.	33,634	13,842,745
Varian Medical Systems Inc.(a)	155,074	27,139,501
Zimmer Biomet Holdings Inc.	403,917	62,239,571

		245,163,699

Health Care Providers & Services — 1.6%
Acadia Healthcare Co. Inc.(a)	171,949	8,642,157
AmerisourceBergen Corp.	147,842	14,453,034
DaVita Inc.(a)(b)	123,755	14,528,837
Encompass Health Corp.	104,903	8,674,429
Henry Schein Inc.(a)	278,783	18,639,431
Laboratory Corp. of America Holdings(a)	179,011	36,437,689
McKesson Corp.	80,540	14,007,517
Molina Healthcare Inc.(a)	37,922	8,065,251
Oak Street Health Inc.(a)(b)	21,048	1,287,296
Premier Inc., Class A	236,966	8,317,507
Quest Diagnostics Inc.	261,097	31,114,929
Universal Health Services Inc., Class B	144,271	19,837,262

		184,005,339

Health Care Technology — 0.0%
American Well Corp., Class A(a)(b)	26,772	678,135
Change Healthcare Inc.(a)	125,685	2,344,025
Teladoc Health Inc.(a)(b)	13,825	2,764,447

		5,786,607

Hotels, Restaurants & Leisure — 2.7%
Aramark	446,386	17,176,933
Carnival Corp.	944,224	20,451,892
Choice Hotels International Inc.	68,069	7,265,004
Darden Restaurants Inc.	252,983	30,135,335
Extended Stay America Inc.	346,272	5,128,288
Hilton Worldwide Holdings Inc.	533,786	59,389,030
Hyatt Hotels Corp., Class A	68,409	5,079,368
MGM Resorts International	915,371	28,843,340
Norwegian Cruise Line Holdings Ltd.(a)(b)	618,649	15,732,244
Planet Fitness Inc., Class A(a)	67,761	5,260,287
Royal Caribbean Cruises Ltd.	357,712	26,717,509
Six Flags Entertainment Corp.	149,364	5,093,313
Vail Resorts Inc.(b)	71,903	20,058,061
Wyndham Destinations Inc.	164,362	7,373,279
Wyndham Hotels & Resorts Inc.	179,440	10,665,914
Wynn Resorts Ltd.	144,009	16,248,536
Yum China Holdings Inc.	727,028	41,506,029

		322,124,362

Household Durables — 2.1%
DR Horton Inc.	643,894	44,377,175
Garmin Ltd.	292,343	34,981,763
Leggett & Platt Inc.	257,885	11,424,306
Lennar Corp., Class A	527,527	40,213,383
Lennar Corp., Class B	30,696	1,878,595
Mohawk Industries Inc.(a)	113,675	16,022,491
Newell Brands Inc.	750,991	15,943,539
NVR Inc.(a)	5,923	24,165,011
PulteGroup Inc.	522,102	22,513,038
Tempur Sealy International Inc.(a)	95,776	2,585,952
Toll Brothers Inc.	226,543	9,847,824
Whirlpool Corp.	119,196	21,513,686

		245,466,763

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.2%
Clorox Co. (The)	71,583	$14,454,039
Energizer Holdings Inc.	25,013	1,055,048
Reynolds Consumer Products Inc.	71,285	2,141,402
Spectrum Brands Holdings Inc.	82,999	6,555,261

		24,205,750

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,293,333	30,393,326
Vistra Corp.	953,197	18,739,853

		49,133,179

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	102,339	15,983,305

Insurance — 5.2%
Alleghany Corp.	24,207	14,613,524
American Financial Group Inc./OH	138,860	12,166,913
American National Group Inc.	14,455	1,389,415
Arch Capital Group Ltd.(a)	769,327	27,749,625
Arthur J Gallagher & Co.	372,173	46,041,522
Assurant Inc.	114,407	15,584,521
Assured Guaranty Ltd.	152,648	4,806,885
Athene Holding Ltd., Class A(a)(b)	220,597	9,516,555
Axis Capital Holdings Ltd.	147,883	7,451,824
Brighthouse Financial Inc.(a)	174,209	6,307,237
Brown & Brown Inc.	435,971	20,669,385
Cincinnati Financial Corp.	292,668	25,570,403
CNA Financial Corp.	54,886	2,138,358
Erie Indemnity Co., Class A, NVS	21,036	5,166,442
Everest Re Group Ltd.	76,391	17,882,369
Fidelity National Financial Inc.	536,598	20,975,616
First American Financial Corp.	212,271	10,959,552
Globe Life Inc.	201,001	19,087,055
GoHealth Inc., Class A(a)(b)	73,811	1,008,258
Hanover Insurance Group Inc. (The)	72,104	8,430,400
Hartford Financial Services Group Inc. (The)	698,828	34,228,595
Kemper Corp.	120,419	9,251,792
Lemonade Inc.(a)(b)	24,952	3,056,620
Lincoln National Corp.	330,214	16,613,066
Loews Corp.	455,947	20,526,734
Markel Corp.(a)	26,442	27,322,519
Mercury General Corp.	53,425	2,789,319
Old Republic International Corp.	553,834	10,916,068
Primerica Inc.	29,594	3,963,524
Principal Financial Group Inc.	531,505	26,367,963
Prudential Financial Inc.	771,628	60,240,998
Reinsurance Group of America Inc.	132,433	15,348,985
RenaissanceRe Holdings Ltd.	65,801	10,911,122
Unum Group	397,870	9,127,138
White Mountains Insurance Group Ltd.	5,924	5,927,910
Willis Towers Watson PLC	250,813	52,841,283
WR Berkley Corp.	272,586	18,105,162

		605,054,657

Interactive Media & Services — 1.2%
Pinterest Inc., Class A(a)	133,714	8,811,753
TripAdvisor Inc.(a)	196,710	5,661,314
Twitter Inc.(a)	1,524,415	82,547,072
Zillow Group Inc., Class A(a)	101,920	13,855,005
Zillow Group Inc., Class C, NVS(a)(b)	251,168	32,601,606

		143,476,750

Security	Shares	Value

Internet & Direct Marketing Retail — 0.5%
Expedia Group Inc.	233,509	$30,916,592
Grubhub Inc.(a)	162,683	12,082,466
Qurate Retail Inc., Series A	745,042	8,173,111
Wayfair Inc., Class A(a)	12,294	2,776,108

		53,948,277

IT Services — 1.8%
Akamai Technologies Inc.(a)	55,078	5,782,639
Alliance Data Systems Corp.	91,548	6,783,707
Amdocs Ltd.	255,473	18,120,700
BigCommerce Holdings Inc., Series 1(a)	3,120	200,148
CACI International Inc., Class A(a)	40,759	10,162,441
Concentrix Corp.(a)	81,245	8,018,881
DXC Technology Co.	496,228	12,777,871
Euronet Worldwide Inc.(a)	98,338	14,251,143
Genpact Ltd.	224,309	9,277,420
Jack Henry & Associates Inc.	32,394	5,247,504
Leidos Holdings Inc.	237,772	24,994,593
Paychex Inc.	132,021	12,301,717
Sabre Corp.	618,855	7,438,637
Science Applications International Corp.	98,875	9,357,530
Twilio Inc., Class A(a)	45,896	15,535,796
VeriSign Inc.(a)	80,117	17,337,319
Western Union Co. (The)	644,419	14,138,553
WEX Inc.(a)	77,952	15,865,571

		207,592,170

Leisure Products — 0.9%
Brunswick Corp./DE	154,339	11,766,805
Hasbro Inc.	248,701	23,263,492
Mattel Inc.(a)	273,083	4,765,298
Peloton Interactive Inc., Class A(a)	374,971	56,890,600
Polaris Inc.	101,985	9,717,131

		106,403,326

Life Sciences Tools & Services — 2.0%
Agilent Technologies Inc.	553,276	65,557,673
Berkeley Lights Inc.(a)(b)	10,974	981,185
Bio-Rad Laboratories Inc., Class A(a)	41,301	24,076,005
Bio-Techne Corp.	4,451	1,413,415
Bruker Corp.	116,180	6,288,823
Charles River Laboratories International Inc.(a)	10,922	2,728,971
IQVIA Holdings Inc.(a)	230,715	41,337,207
Mettler-Toledo International Inc.(a)	2,776	3,163,752
PerkinElmer Inc.	175,645	25,205,058
PPD Inc.(a)	48,334	1,653,989
PRA Health Sciences Inc.(a)	18,394	2,307,343
QIAGEN NV(a)(b)	439,407	23,222,660
Syneos Health Inc.(a)	131,729	8,974,697
Waters Corp.(a)	110,760	27,404,239

		234,315,017

Machinery — 5.8%
AGCO Corp.	120,875	12,461,004
Allison Transmission Holdings Inc.	77,603	3,347,017
Colfax Corp.(a)(b)	193,862	7,413,283
Crane Co.	95,241	7,396,416
Cummins Inc.	288,469	65,511,310
Donaldson Co. Inc.	222,849	12,452,802
Dover Corp.	280,715	35,440,269
Flowserve Corp.	254,568	9,380,831
Fortive Corp.	579,948	41,071,917
Gates Industrial Corp. PLC(a)	83,522	1,065,741

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Graco Inc.	161,578	$11,690,168
IDEX Corp.	147,449	29,371,841
Ingersoll Rand Inc.(a)	678,251	30,901,116
ITT Inc.	169,129	13,026,316
Lincoln Electric Holdings Inc.	64,119	7,453,834
Middleby Corp. (The)(a)(b)	107,802	13,897,834
Nordson Corp.	20,610	4,141,579
Oshkosh Corp.	132,513	11,405,394
Otis Worldwide Corp.	795,555	53,739,740
PACCAR Inc.	661,370	57,063,004
Parker-Hannifin Corp.	250,494	68,237,070
Pentair PLC	322,260	17,108,783
Snap-on Inc.	105,241	18,010,945
Stanley Black & Decker Inc.	300,605	53,676,029
Timken Co. (The)	123,934	9,587,534
Toro Co. (The)	20,689	1,962,145
Trinity Industries Inc.	168,673	4,451,280
Westinghouse Air Brake Technologies Corp.	351,600	25,737,120
Woodward Inc.	108,876	13,231,700
Xylem Inc./NY	350,117	35,638,409

		675,872,431

Marine — 0.1%
Kirby Corp.(a)	116,589	6,042,808

Media — 2.3%
Discovery Inc., Class A(a)(b)	305,393	9,189,275
Discovery Inc., Class C, NVS(a)	604,731	15,837,905
DISH Network Corp., Class A(a)	480,693	15,545,612
Fox Corp., Class A, NVS	651,158	18,961,721
Fox Corp., Class B(a)	304,902	8,805,570
Interpublic Group of Companies Inc. (The)	760,028	17,875,859
John Wiley & Sons Inc., Class A	84,421	3,854,663
Liberty Broadband Corp., Class A(a)(b)	48,412	7,628,763
Liberty Broadband Corp., Class C, NVS(a)	312,012	49,413,340
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	143,553	6,200,054
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	300,129	13,058,613
New York Times Co. (The), Class A	318,110	16,468,555
News Corp., Class A, NVS	759,320	13,644,980
News Corp., Class B	237,312	4,217,034
Nexstar Media Group Inc., Class A	28,357	3,096,301
Omnicom Group Inc.	416,369	25,968,935
Sirius XM Holdings Inc.(b)	882,168	5,619,410
ViacomCBS Inc., Class A	23,088	873,188
ViacomCBS Inc., Class B, NVS	1,057,378	39,397,904

		275,657,682

Metals & Mining — 1.2%
Freeport-McMoRan Inc.	2,836,345	73,801,697
Nucor Corp.	586,594	31,200,935
Reliance Steel & Aluminum Co.	123,864	14,832,714
Royal Gold Inc.	36,436	3,875,333
Steel Dynamics Inc.	390,928	14,413,515

		138,124,194

Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	1,062,732	16,578,619
Annaly Capital Management Inc.	2,731,421	23,080,508
New Residential Investment Corp.	810,779	8,059,143
Starwood Property Trust Inc.	534,758	10,320,829

		58,039,099

Security	Shares	Value

Multi-Utilities — 2.8%
Ameren Corp.	480,032	$37,471,298
CenterPoint Energy Inc.	986,769	21,353,681
CMS Energy Corp.	556,875	33,974,944
Consolidated Edison Inc.	652,859	47,182,120
DTE Energy Co.	374,517	45,470,109
MDU Resources Group Inc.	390,125	10,275,892
NiSource Inc.	747,058	17,137,511
Public Service Enterprise Group Inc.	985,133	57,433,254
WEC Energy Group Inc.	615,878	56,679,252

		326,978,061

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	239,504	25,876,012
Kohl’s Corp.	307,345	12,505,868
Nordstrom Inc.(b)	213,585	6,665,988
Ollie’s Bargain Outlet Holdings Inc.(a)	11,950	977,152

		46,025,020

Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	571,667	4,407,553
Apache Corp.	738,930	10,485,417
Cabot Oil & Gas Corp.	763,421	12,428,494
Cimarex Energy Co.	196,527	7,371,728
Concho Resources Inc.	382,699	22,330,487
Continental Resources Inc./OK(b)	146,333	2,385,228
Devon Energy Corp.	747,210	11,813,390
Diamondback Energy Inc.	308,335	14,923,414
EQT Corp.	540,861	6,874,343
Equitrans Midstream Corp.	725,061	5,829,490
Hess Corp.	537,850	28,393,101
HollyFrontier Corp.	292,168	7,552,543
Marathon Oil Corp.	1,542,022	10,285,287
Marathon Petroleum Corp.	1,266,675	52,389,678
Murphy Oil Corp.	284,528	3,442,789
Occidental Petroleum Corp.	1,642,800	28,436,868
ONEOK Inc.	864,361	33,174,175
Parsley Energy Inc., Class A	588,970	8,363,374
Pioneer Natural Resources Co.	321,307	36,593,654
Targa Resources Corp.	440,964	11,632,630
Williams Companies Inc. (The)	2,370,561	47,529,748
WPX Energy Inc.(a)	786,825	6,412,624

		373,056,015

Personal Products — 0.1%
Coty Inc., Class A	563,893	3,958,529
Herbalife Nutrition Ltd.(a)(b)	152,926	7,348,094
Nu Skin Enterprises Inc., Class A	100,162	5,471,850

		16,778,473

Pharmaceuticals — 1.3%
Catalent Inc.(a)	316,677	32,956,575
Elanco Animal Health Inc.(a)	885,287	27,151,752
Horizon Therapeutics PLC(a)	26,379	1,929,624
Jazz Pharmaceuticals PLC(a)	105,574	17,424,989
Nektar Therapeutics(a)(b)	333,543	5,670,231
Perrigo Co. PLC	266,869	11,934,382
Reata Pharmaceuticals Inc., Class A(a)(b)	4,869	601,906
Royalty Pharma PLC, Class A	121,491	6,080,625
Viatris Inc.(a)	2,357,402	44,177,713

		147,927,797

Professional Services — 0.9%
CoreLogic Inc.	143,410	11,088,461
Dun & Bradstreet Holdings Inc.(a)(b)	85,797	2,136,345

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Equifax Inc.	61,110	$11,784,453
FTI Consulting Inc.(a)	68,400	7,641,648
IHS Markit Ltd.	352,947	31,705,229
ManpowerGroup Inc.	113,298	10,217,214
Nielsen Holdings PLC	697,317	14,553,006
Robert Half International Inc.	218,088	13,626,138
TransUnion	33,083	3,282,495

		106,034,989

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	652,816	40,944,620
Howard Hughes Corp. (The)(a)(b)	76,316	6,023,622
Jones Lang LaSalle Inc.	100,758	14,949,464

		61,917,706

Road & Rail — 0.9%
AMERCO	17,458	7,925,234
JB Hunt Transport Services Inc.	119,649	16,350,036
Kansas City Southern	182,061	37,164,112
Knight-Swift Transportation Holdings Inc.	244,603	10,229,297
Landstar System Inc.	14,021	1,888,068
Lyft Inc., Class A(a)	481,703	23,666,068
Old Dominion Freight Line Inc.	26,347	5,142,407
Ryder System Inc.	102,552	6,333,612
Schneider National Inc., Class B	115,366	2,388,076

		111,086,910

Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems Inc.(a)(b)	33,000	879,780
Cirrus Logic Inc.(a)	111,461	9,162,094
Cree Inc.(a)(b)	215,138	22,783,114
Entegris Inc.	16,777	1,612,270
First Solar Inc.(a)	179,874	17,793,136
Marvell Technology Group Ltd.	1,298,925	61,750,895
Maxim Integrated Products Inc.	346,895	30,752,242
Microchip Technology Inc.	121,770	16,817,655
MKS Instruments Inc.	26,381	3,969,021
ON Semiconductor Corp.(a)	794,013	25,988,045
Qorvo Inc.(a)	222,374	36,974,125
Skyworks Solutions Inc.	326,439	49,905,994

		278,388,371

Software — 1.3%
2U Inc.(a)(b)	89,667	3,587,577
Aspen Technology Inc.(a)	8,982	1,169,905
CDK Global Inc.	208,079	10,784,735
Ceridian HCM Holding Inc.(a)	66,692	7,106,700
Citrix Systems Inc.	175,081	22,778,038
Crowdstrike Holdings Inc., Class A(a)	81,480	17,259,094
Datto Holding Corp.(a)	23,648	638,496
Duck Creek Technologies Inc.(a)	4,632	200,566
FireEye Inc.(a)	332,432	7,665,882
Guidewire Software Inc.(a)(b)	133,375	17,169,364
Jamf Holding Corp.(a)	31,013	927,909
JFrog Ltd.(a)	4,420	277,709
Manhattan Associates Inc.(a)(b)	13,344	1,403,522
McAfee Corp., Class A	36,831	614,709
nCino Inc.(a)(b)	5,425	392,824
Nuance Communications Inc.(a)(b)	550,868	24,287,770
Pegasystems Inc.	7,801	1,039,561
RealPage Inc.(a)(b)	21,656	1,889,269
SolarWinds Corp.(a)(b)	91,080	1,361,646
SS&C Technologies Holdings Inc.	347,723	25,296,848

Security	Shares	Value

Software (continued)
Synopsys Inc.(a)	21,092	$5,467,890
Teradata Corp.(a)(b)	50,303	1,130,308
Unity Software Inc.(a)(b)	9,556	1,466,559

		153,916,881

Specialty Retail — 1.8%
Advance Auto Parts Inc.(b)	127,466	20,077,170
AutoNation Inc.(a)	111,392	7,774,048
AutoZone Inc.(a)	18,649	22,107,270
Best Buy Co. Inc.	364,429	36,366,370
Burlington Stores Inc.(a)(b)	13,460	3,520,463
CarMax Inc.(a)(b)	293,691	27,742,052
Dick’s Sporting Goods Inc.	120,647	6,781,568
Foot Locker Inc.	202,447	8,186,957
Gap Inc. (The)	357,221	7,212,292
L Brands Inc.	448,579	16,682,653
Leslie’s Inc.(a)	56,496	1,567,764
Penske Automotive Group Inc.	62,279	3,698,750
Tiffany & Co.	236,563	31,096,206
Ulta Beauty Inc.(a)	7,381	2,119,528
Vroom Inc.(a)(b)	9,924	406,586
Williams-Sonoma Inc.	125,843	12,815,851

		208,155,528

Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	2,523,644	29,905,181
HP Inc.	2,690,495	66,159,272
NCR Corp.(a)(b)	248,745	9,345,350
NetApp Inc.	198,469	13,146,586
Pure Storage Inc., Class A(a)(b)	201,837	4,563,535
Western Digital Corp.	593,636	32,881,498
Xerox Holdings Corp.	328,342	7,614,251

		163,615,673

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	277,692	11,663,064
Carter’s Inc.	83,807	7,883,725
Columbia Sportswear Co.	56,359	4,924,649
Hanesbrands Inc.	678,528	9,892,938
PVH Corp.	137,418	12,902,176
Ralph Lauren Corp.	91,420	9,483,911
Skechers U.S.A. Inc., Class A(a)	261,732	9,406,648
Tapestry Inc.	541,192	16,820,247
Under Armour Inc., Class A(a)(b)	368,434	6,326,012
Under Armour Inc., Class C, NVS(a)	390,353	5,808,453
VF Corp.	593,962	50,730,294

		145,842,117

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	660,843	8,293,580
New York Community Bancorp. Inc.	880,169	9,285,783
TFS Financial Corp.	95,591	1,685,269

		19,264,632

Trading Companies & Distributors — 0.8%
Air Lease Corp.	208,395	9,256,906
Fastenal Co.	211,948	10,349,421
MSC Industrial Direct Co. Inc., Class A	87,418	7,377,205
United Rentals Inc.(a)	140,988	32,696,527
Univar Solutions Inc.(a)	326,346	6,203,837
Watsco Inc.	63,461	14,377,090
WW Grainger Inc.	23,157	9,455,929

		89,716,915

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	143,709	$5,396,273

Water Utilities — 0.6%
American Water Works Co. Inc.	353,300	54,220,951
Essential Utilities Inc.	437,178	20,674,148

		74,895,099

Wireless Telecommunication Services — 0.0%
Telephone and Data Systems Inc.	196,864	3,655,765
U.S. Cellular Corp.(a)	28,112	862,757

		4,518,522

Total Common Stocks — 99.7% (Cost: $9,741,062,646)		11,707,799,319

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	221,664,494	221,797,493

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	13,270,000	$13,270,000

		235,067,493

Total Short-Term Investments — 2.0% (Cost: $234,870,662)		235,067,493

Total Investments in Securities — 101.7% (Cost: $9,975,933,308)		11,942,866,812

Other Assets, Less Liabilities — (1.7)%		(203,506,271)

Net Assets — 100.0%		$11,739,360,541

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$449,428,351	$—	$(228,036,988	)(a)	$163,948	$242,182	$221,797,493	221,664,494	$1,681,186	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,530,000	—	(1,260,000	)(a)	—	—	13,270,000	13,270,000	17,702		—

					$163,948	$242,182	$235,067,493		$1,698,888		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	17	03/19/21	$3,186	$47,687
S&P MidCap 400 E-Mini Index	116	03/19/21	26,721	582,013

				$629,700

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,707,799,319	$—	$—	$11,707,799,319
Money Market Funds	235,067,493	—	—	235,067,493

	$11,942,866,812	$—	$—	$11,942,866,812

Derivative financial instruments(a)
Assets
Futures Contracts	$629,700	$—	$—	$629,700

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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